Property, Plant, and Equipment - Schedule of Property, Plant, and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 390.5	$ 361.5
Accumulated depreciation	(286.1)	(259.5)
Property, plant and equipment, net	104.4	102.0
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	7.5	7.5
Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	225.0	197.4
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	117.5	120.3
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 40.5	$ 36.3